Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,895.66
Total Fee Amount	8,895.66
Total Transaction Valuation	64,414,599.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A